DEPOSITS (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Amount, Demand deposits:
Non-interest-bearing checking	$ 203,551,218	$ 189,641,864
Interest-bearing checking	225,966,738	222,156,365
Savings accounts	43,938,003	43,640,231
Money market	228,678,665	203,973,873
Total demand deposits	702,134,624	659,412,333
Amount, certificates of deposit:
Traditional	323,593,352	273,348,932
CDARS	82,106,105	44,793,676
Brokered	29,970,657	44,098,163
Total certificates of deposit	435,670,114	362,240,771
Total deposits	$ 1,137,804,738	$ 1,021,653,104
Weighted Average Interest Rate, Demand deposits:
Interest-bearing checking (as a percent)	0.11%	0.10%
Savings accounts (as a percent)	0.12%	0.13%
Money market (as a percent)	0.31%	0.29%
Total demand deposits (as a percent)	0.14%	0.13%
Weighted Average Interest Rate, certificates of deposit:
Traditional (as a percent)	0.88%	0.66%
CDARS (as a percent)	0.50%	0.31%
Brokered (as a percent)	0.59%	0.39%
Certificates of deposit (as a percent)	0.79%	0.59%
Total deposits (as a percent)	0.39%	0.29%
Certificates of deposit, additional disclosure
Certificates of deposit with a minimum principal amount of $100,000	$ 281,500,000	$ 216,000,000
Letters of Credit
Weighted Average Interest Rate, certificates of deposit:
Total letters of credit issued	49,000,000	$ 46,300,000
Maximum
Weighted Average Interest Rate, certificates of deposit:
FDIC insurance	$ 50,000,000